ACQUISITION WITH PURCHASE PRICE ALLOCATION (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Cash for acquisition				$ 15,660		$ 625,000
Stock Issue PIPE		$ 3,487,353	$ 2,652,350	$ 3,487,353	$ 2,652,350	$ 2,652,350
Control Micro Systems Inc [Member]
Business Combination [Line Items]
Cash for acquisition	$ 950,000
Stock Issue PIPE	100,000
Purchase price resulting in a gain	$ 3,858,000